Goodwill And Intangible Assets (Summary Of Goodwill By Reportable Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Gross goodwill	$ 1,592	$ 1,583	$ 948
Accumulated impairment losses	(624)	(624)	(624)
Goodwill [Roll Forward]
Balance, Beginning of period	959	324
Goodwill acquired during the period	1	638
Purchase price adjustment	4
Impairment loss	0	0
Foreign currency translation	4	(3)
Balance, End of period	968	959
Operating Segments
Goodwill [Line Items]
Gross goodwill	1,261	1,252	617
Accumulated impairment losses	(293)	(293)	(293)
Goodwill [Roll Forward]
Balance, Beginning of period	959	324
Goodwill acquired during the period	1	638
Purchase price adjustment	4
Impairment loss	0	0
Foreign currency translation	4	(3)
Balance, End of period	968	959
Operating Segments | Government Services
Goodwill [Line Items]
Gross goodwill	679	674	60
Accumulated impairment losses	0	0	0
Goodwill [Roll Forward]
Balance, Beginning of period	674	60
Goodwill acquired during the period	1	614
Purchase price adjustment	4
Impairment loss	0	0
Foreign currency translation	0	0
Balance, End of period	679	674
Operating Segments | Technology
Goodwill [Line Items]
Gross goodwill	51	48	25
Accumulated impairment losses	0	0	0
Goodwill [Roll Forward]
Balance, Beginning of period	48	25
Goodwill acquired during the period	0	24
Purchase price adjustment	0
Impairment loss	0	0
Foreign currency translation	3	(1)
Balance, End of period	51	48
Operating Segments | Hydrocarbons Services
Goodwill [Line Items]
Gross goodwill	531	530	532
Accumulated impairment losses	(293)	(293)	(293)
Goodwill [Roll Forward]
Balance, Beginning of period	237	239
Goodwill acquired during the period	0	0
Purchase price adjustment	0
Impairment loss	0	0
Foreign currency translation	1	(2)
Balance, End of period	238	237
Operating Segments | Other
Goodwill [Line Items]
Gross goodwill	0	0	0
Accumulated impairment losses	0	0	0
Goodwill [Roll Forward]
Balance, Beginning of period	0	0
Goodwill acquired during the period	0	0
Purchase price adjustment	0
Impairment loss	0	0
Foreign currency translation	0	0
Balance, End of period	0	0
Operating Segments | Non-strategic Business
Goodwill [Line Items]
Gross goodwill	331	331	331
Accumulated impairment losses	(331)	(331)	$ (331)
Goodwill [Roll Forward]
Balance, Beginning of period	0	0
Goodwill acquired during the period	0	0
Purchase price adjustment	0
Impairment loss	0	0
Foreign currency translation	0	0
Balance, End of period	$ 0	$ 0